Cover	Aug. 12, 2025
Cover [Abstract]
Entity Registrant Name	TSS, INC.
Entity Central Index Key	0001320760
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 12, 2025
Entity File Number	000-33627
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	20-2027651
Entity Address Address Line 1	1800 Aviation Drive
Entity Address Address Line 2	Building 1
Entity Address Address Line 3	Suite 100
Entity Address City Or Town	Georgetown
Entity Address State Or Province	TX
Entity Address Postal Zip Code	78628
City Area Code	512
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	310-1000
Security 12b Title	Common Stock, $0.0001 Par Value
Trading Symbol	TSSI
Security Exchange Name	NASDAQ